Significant Accounting Policies - Summary of Principal Foreign Currency Exchange Rates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CHINA
Significant Accounting Policies [Line Items]
Average foreign exchange rate	7.66	7.0788	7.6282
Closing foreign exchange rate	7.8509	7.3582	7.1947
UNITED STATES
Significant Accounting Policies [Line Items]
Average foreign exchange rate	1.0813	1.053	1.1827
Closing foreign exchange rate	1.105	1.0666	1.1326
Mexico
Significant Accounting Policies [Line Items]
Average foreign exchange rate	19.183	21.1869	23.9852
Closing foreign exchange rate	18.7231	20.856	23.1438
DENMARK
Significant Accounting Policies [Line Items]
Average foreign exchange rate	7.4509	7.4396	7.437
Closing foreign exchange rate	7.4529	7.4365	7.4364
Brazil
Significant Accounting Policies [Line Items]
Average foreign exchange rate	5.401	5.4399	6.3779
Closing foreign exchange rate	5.3618	5.6386	6.3101
SWITZERLAND
Significant Accounting Policies [Line Items]
Average foreign exchange rate	0.9718	1.0047	1.0811
Closing foreign exchange rate	0.926	0.9847	1.0331
JAPAN
Significant Accounting Policies [Line Items]
Average foreign exchange rate	151.9903	138.0274	129.8767
Closing foreign exchange rate	156.33	140.66	130.38